Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve-month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also provides crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for crew services (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”).

On June 21, 2023, the Company completed the
Spin-off
(Note 1) and received 600,000 Series A Perpetual Convertible Preferred shares of C3is, having a liquidation preference of $25 per share and a par value of $0.01 per share. The Company is the holder of all of the issued and outstanding Series A Perpetual Convertible Preferred shares of C3is (Note 1). The Series A Perpetual Convertible Preferred shares entitle the Company to a number of votes equal to the number of C3is common shares into which the shares are then convertible multiplied by 30 provided however, that voting rights may not be exercised pursuant to Series A Perpetual Convertible Preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates (whether pursuant to ownership of Series A Perpetual Convertible Preferred shares, C3is’ common shares or otherwise) exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. The Series A Perpetual Convertible Preferred are convertible into common stock of C3is at the Company’s option at any time and from time to time on or after the date that is the date 90 days following the issuance date. The conversion price has been determined to $3.0391, as adjusted based on certain events in C3is. Furthermore, Imperial is entitled to receive cumulative cash dividends, at the annual rate of 5.00% on the stated amount of $25 per share, of the 600,000 Series A Perpetual Convertible Preferred shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to C3is’s Board of Directors approval. The Company recognized for the six-month
periods ended June 30, 2024 and 2025, the amounts of $379,167 and $377,083, respectively, which are presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
As of December 31, 2024 and June 30, 2025, the aggregate value of investments in C3is amounted to $12,798,500 and $12,796,416, including $162,500 and $160,416 of accrued dividends, respectively and are separately presented as ‘Investment in related party’ in the accompanying unaudited interim condensed consolidated balance sheets. As of June 30, 2025, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer.
On July 7, 2023, the Company entered into a memorandum of agreement (“MOA”) with C3is for the disposal of the vessel “Stealth Berana” for an aggregate consideration of $43,000,000. The vessel was delivered to her new owners on July 14, 2023. 10% of the total consideration i.e. $4,300,000 was received in cash, while the remaining amount of $38,700,000 was received in July 2024 and had no stated interest. The Company’s receivable from C3is was recorded at its fair value of $35,700,000 (the “Remaining Selling Price”) on July 14, 2023. Since the collection of the remaining amount of $38,700,000 depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Selling Price of $35,700,000 and the amount of $38,700,000, receivable in July 2024, was accounted for as interest income over the life of the receivable i.e. until July 2024. Interest income amounting to $1,516,436 and nil for the six-month
periods ended June 30, 2024 and 2025, respectively, is included in “Interest income – related party” in the unaudited interim condensed consolidated statements of comprehensive income.
On May 17, 2024, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of one handysize drybulk vessel and one product tanker vessel for purchase prices of $15,500,000 and $23,350,000, respectively. The handysize drybulk vessel “Neptulus” was delivered to the Company on August 24, 2024. 10% of the purchase price i.e. $1,550,000 was paid in cash, while the remaining amount of $13,950,000 was paid in April 2025 and has no stated interest. The vessel was recorded at its fair value of $14,700,000 as determined by an independent broker and the liability to related party was recorded at $13,150,000 (the “Remaining Purchase Price”) on August 24, 2024. Since the payment of the remaining amount of $13,950,000 depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $800,000, being the difference between the Remaining Purchase Price of $13,150,000 and the amount of $13,950,000, which was
paid in April 2025, w
as
 accounted for as interest expense over the life of the payable i.e. until April 2025. Interest expense amounting to nil and $417,949 for the six-month
periods ended June 30, 2024 and 2025, respectively, is included in “Interest expense – related parties” in the unaudited interim consolidated condensed statements of comprehensive income.
The product tanker vessel “Clean Imperial” was delivered to the Company on January 10, 2025. Its purchase price of $23,350,000 and the amount of $622,145, representing 50% of the previous owners’ capitalized costs, covered by the new owners, was paid in April 2025, and has no stated interest. The vessel was recorded at its fair value of $23,550,000 as determined by an independent broker and the liability to related party was recorded at $23,550,000 (the “Purchase Price”) on January 10, 2025. Since the payment of the amount of $23,972,145 depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $422,145, being the difference between the Purchase Price of $23,550,000 and the amount of $23,972,145, which was
paid in April 2025, was accounted for as interest expense over the life of the payable i.e. until April 2025. Interest expense amounting to nil and $422,145 for the six-month
periods ended June 30, 2024 and 2025, respectively, is included in “Interest expense – related parties” in the unaudited interim consolidated condensed statements of comprehensive income.
On September 20, 2024, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of seven Japanese built bulkers for an aggregate purchase price of $129,000,000. The vessels were delivered to the Company during the second quarter of 2025. Their aggregate purchase price of $129,000,000 and the amount of $475,947, representing 50% of the previous owners’ capitalized costs, covered by the new owners, is payable in the third quarter of 2025 and has no stated interest. The vessels were recorded at their fair values in the aggregate amount of $128,005,000 as determined by an independent broker and the liability to related parties was recorded at $128,005,000 (the “Purchase price”) as of June 30, 2025. Since the payment of the outstanding amount of $129,475,947 depends only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $1,470,947, being the difference between the Purchase price of $128,005,000 and the aggregate amount of $129,475,947, which is payable in the third quarter of 2025, will be accounted for as interest expense over the life of the payable i.e.
within third quarter
2025. Interest expense amounting to nil and $597,656 for the six-month
periods ended June 30, 2024 and 2025, respectively, is included in “Interest expense – related parties” in the unaudited interim consolidated condensed statements of comprehensive income.

The current account balance with the Manager a
s

of
 June 30, 2025 was a liability of $4,657,778 (December 31, 2024: $4,531,928). The liability mainly represents payments made by the Manager on behalf of the Company.
The current account balance with Eco Dry Ventures Inc. as of June 30, 2025 was nil (December 31, 2024: liability of $14,193,586). The liability as of December 31, 2024 related to the outstanding amount for the acquisition of the vessel “Neptulus” which included the Remaining Purchase Price, accrued interest of $382,051 and a payable of $661,535 relating to inventory on board the vessel.
The current account balance with Colonel Raw Materials Inc. as of June 30, 2025 was a liability of
$
21,649,561 (December 31, 2024: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Supra Pasha”, included in the Purchase price, accrued interest of $230,549 and a payable of $719,012 relating to inventory on board the vessel.
The current account balance with Supra Investments II Inc. as of June 30, 2025 was a liability of
$
19,255,220 (December 31, 2024: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Supra Monarch”, included in the Purchase price, accrued interest of $120,032 and a payable of $370,188 relating to inventory on board the vessel.
The current account balance with Eclipse International Commodities Inc. as of June 30, 2025 was a liability of
$
16,132,490 (December 31, 2024: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Supra Baron”, included in the Purchase price, accrued interest of $21,382 and a payable of $581,108 relating to inventory on board the vessel.
The current account balance with Duke Fertilizers Inc. as of June 30, 2025 was a liability of
$
19,349,889 (December 31, 2024: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Supra Duke”, included in the Purchase price, accrued interest of $53,005 and a payable of $866,884 relating to inventory on board the vessel.
The current account balance with Regal Maritime and Trading Investments Inc. as of June 30, 2025 was a liability of
$
20,400,415 (December 31, 2024: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Supra Sovereign”, included in the Purchase price, accrued interest of $36,502 and a payable of $673,914 relating to inventory on board the vessel.
The current account balance with Miracle International Investments Inc. as of June 30, 2025 was a liability of
$
17,575,175 (December 31, 2024: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Eco Sikousis”, included in the Purchase price, accrued interest of $87,684 and a payable of $397,491 relating to inventory on board the vessel.
The current account balance with God of the Sea Inc. as of June 30, 2025 was a liability of
$
18,688,151 (December 31, 2024: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Eco Czar”, included in the Purchase price, accrued interest of $48,502 and a payable of $839,650 relating to inventory on board the vessel.
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of comprehensive income	2024	2025
Management fees	Management fees – related party	805,640	1,036,200
Brokerage commissions	Voyage expenses – related party	1,102,384	834,616
Superintendent fees	Vessels’ operating expenses – related party	9,500	12,500
Crew management fees	Vessels’ operating expenses – related party	150,000	195,000
Executive compensation	General and administrative expenses	206,680	215,709
Commissions – vessels purchased	Vessels, net	710,000	1,523,500
Commissions – vessel sold	Net loss on sale of vessel	420,000	—
Rental expense	General and administrative expenses	38,738	40,532